December 11, 2015

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (“Registrant”)
  consisting of the following series and classes:
   T. Rowe Price QM Global Equity Fund

   T. Rowe Price QM Global Equity Fund—Advisor Class

   T. Rowe Price QM Global Equity Fund—I Class

   T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund

   T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class

   T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class

   T. Rowe Price QM U.S. Value Equity Fund

   T. Rowe Price QM U.S. Value Equity Fund—Advisor Class

   T. Rowe Price QM U.S. Value Equity Fund—I Class

  File Nos.: 333-26323/811-08203

Dear Mr. O’Connell:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 26 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of the new series and classes listed above.

The filing contains nine prospectuses, three of which relate to the T. Rowe Price QM Global Equity Fund, three of which relate to the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund, and three of which relate to the T. Rowe Price QM U.S. Value Equity Fund (each, a “Fund” and together, the “Funds”). Each Fund will be offered in three separate classes, an Investor Class, an Advisor Class, and an I Class, and each class has its own prospectus. Each Fund’s Advisor and I Class include the class distinction in its name while the Investor Class does not.

The disclosure in Sections 1 and 3 is Fund specific and is substantially similar across the Fund’s prospectuses for each Class. The disclosure in Sections 2 and 4 is Class specific and each T. Rowe Price retail mutual funds’ Investor, Advisor, and I Class prospectus shares the same Class specific disclosure.

We have not yet obtained NASDAQ ticker symbols; however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on February 24, 2016.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire